TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Accounts Receivable	$ 10,563	$ 10,853
Notes Receivable	1,651	1,599
Trade and other receivables	12,214	12,452
Current	10,543	10,527
Non-current	$ 1,671	$ 1,925